Average Annual Total Returns (Vanguard Russell 2000 Index Fund Institutional)	Vanguard Russell 2000 Index Fund Vanguard Russell 2000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 2000 Index Fund Vanguard Russell 2000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 2000 Index Fund Vanguard Russell 2000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Russell 2000 Index Vanguard Russell 2000 Index Fund Vanguard Russell 2000 Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.94%	38.47%	22.21%	38.82%
Since Inception	15.24%	14.87%	11.91%	15.22%